Contingent liabilities, contractual commitments and guarantees - Summary of Contingent Liabilities, Guarantees, and Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 97,717	$ 97,723
Commitments	844,770	797,608
Off-balance sheet commitments	262,877	273,380
Documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	7,178	6,316
Forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	66,506	56,326
Standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	771,086	734,966
Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	184,989	197,579
HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	13,906	11,350
Commitments	0	0
HSBC Holdings | Documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | Forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | Standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	0	0
Financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	18,384	20,214
Financial guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	13,787	11,061
Performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	78,114	75,933
Performance and other guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	0	0
Other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	1,219	1,576
Other contingent liabilities | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	119	289
IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	677,308	619,866
IFRS 9 | Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	659,049	599,700
Gross amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	263,103	273,512
Gross amount | Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	184,989	197,579
Gross amount | IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	678,167	620,243
Gross amount | IFRS 9 | Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	$ 659,783	$ 600,029